Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of contributed revenue and net income (loss)
The table below summarizes contributed Revenue and Net income (loss) for the year ended December 31, 2021:

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
Contributed revenue	$26,547	$26,642	$29,279	$2,966	$328	$85,762
Net (loss) income	5,352	(8,382)	14,944	(50)	(136)	$11,728

Summary of pro forma information
The following unaudited pro forma financial information reflects the combined results of operations of Cresco Labs Inc. and the pre-acquisition
results of entities acquired by Cresco Labs Inc. during the year ended December 31, 2021, as though the acquisitions occurred as of January 1, 2020:

	For the year ended December 31, 2021
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$821,682	$2,677	$7,906	$39,033	$29,281	$1,966	$902,545
Pro forma net income:
Pre-acquisition net income		(846)	(13,784)	4,550	8,161	(2,121)
Pro forma adjustments:
(a) Transaction costs		399	1,461	1,555	439	1,081
(b) Post-acquisition share-based compensation		—	2,440	—	—	—
(c) Intangible amortization		(150)	(599)	(860)	(355)	(68)

Total pro forma adjustments		$250	$3,302	$695	$84	$1,013
Total pro forma net income	$(296,834)	$(596)	$(10,482)	$5,245	$8,245	$(1,109)	$(295,531)
(a)
includes removal of transaction costs as they will be reflected as of the beginning of the earliest period presented (January 1, 2020). These costs were included as Selling, general, and administrative expenses in the Consolidated Statements of Operations.

(b)
includes removal of post combination share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the. Bluma, acquisition. These costs were included as Selling, general, and administrative expenses in the Consolidated Statements of Operations.

(c)
includes estimated amortization expense on intangible assets acquired. Th ese
 costs were recorded in Cost of goods sold and Selling, general, and administrative expenses in the Consolidated Statements of Operations.

	For the year ended December 31, 2020
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$476,251	$15,195	$12,338	$22,965	$29,119	$1	$555,869
Pro forma net income:
Pre-acquisition net income		(1,982)	(25,998)	772	8,384	(650)
Pro forma adjustments:
(a) Transaction costs		(399)	(1,461)	(1,555)	(439)	(1,081)
(b) Post-acquisition share-based compensation		—	(2,440)	—	—	—
(c) Intangible amortization		(171)	(853)	(3,483)	(387)	(73)

Total pro forma adjustments		$(571)	$(4,754)	$(5,037)	$(826)	$(1,153)
Total pro forma net income	$(92,771)	$(2,553)	$(30,752)	$(4,266)	$7,558	$(1,803)	$(124,587)

Summary of deferred consideration, contingent consideration and other payables balances classified as short term
The following is a summary of Deferred consideration, contingent consideration and other payables balances as of December 31, 2021 and 2020, which are classified as short-term:

($ in thousands)	2021	2020
Valley Ag contingent consideration	$—	$19,093
Cultivate contingent consideration	33,969	—
Laurel Harvest deferred consideration, short term	37,847	—

Total Deferred consideration, contingent consideration and other payables, short-term - acquisition related	$71,816	$19,093

Summary of long-term contingent consideration
(d)	Long-term Deferred and Contingent Consideration
The following is a
summary of Long-term contingent consideration as of December 31, 2021 and 2020:

($ in thousands)	2021	2020
Valley Ag operating cash flows consideration	$8,577	$7,247
Laurel Harvest deferred consideration, long ter m	9,074	—

Total Long-term deferred and contingent consideration	$17,651	$7,247

2021 [Member]
Statements [Line Items]
Summary of significant business combinations
The table below
summarizes significant business combinations completed during the year ended December 31, 2021:

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
Total consideration
Common shares issued	$2,000	$183,262	$46,643	$52,610	$65,844	$350,359
Cash	1,500	—	—	33,304	20,480	55,284
Cashless exercise option on loan	10,000	—	—	—	—	10,000
Settlement of leases	90	—	—	—	—	90
Loan settlement	11,414	21,226	1,852	—	3,339	37,831
Warrants issued	—	18,415	—	—	—	18,415
Replacement RSU awards	—	10,048	—	—	—	10,048
Payment of acquisition-related transaction costs on behalf of the acquiree	—	3,373	1,001	3,135	331	7,840
Payment of 3rd-party debt on behalf of the acquiree	—	—	20,125	—	—	20,125
Deferred consideration	—	1,806	—	—	46,677	48,483
Contingent consideration	—	—	29,642	—	—	29,642

Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117
Net identifiable assets (liabilities) acquired
Cash	$1,360	$1,623	$2,938	$751	$937	$7,609
Accounts receivable	—	—	6,494	33	—	6,527
Inventory	1,519	19,244	24,862	2,963	506	49,094
Loans receivable, short-term	—	1,600	—	—	—	1,600
Other current assets	76	1,205	662	134	36	2,113
Property & equipment	996	26,152	30,128	1,845	11,873	70,994
Right-of-use assets	127	13,709	1,304	1,834	859	17,833
Other non-current assets	47	—	—	—	—	47
Customer relationships	1,370	6,700	13,600	2,320	260	24,250
License	16,320	117,000	12,000	70,950	98,690	314,960
Trade name	—	—	1,400	—	—	1,400
Non-compete agreements	—	—	800	270	80	1,150
Investments	—	693	—	—	—	693

Total identifiable assets acquired	$21,815	$187,926	$94,188	$81,100	$113,241	$498,270

Short-term liabilities	(1,601)	(3,733)	(14,585)	(1,186)	(151)	(21,256)
Lease liability	(127)	(13,685)	(1,304)	(1,834)	(859)	(17,809)
Contract liability-loyalty program	—	(456)	—	(355)	—	(811)
Deferred tax liability	(3,968)	(36,940)	(10,597)	—	(30,753)	(82,258)
Total identifiable liabilities acquired	(5,696)	(54,814)	(26,486)	(3,375)	(31,763)	(122,134)

Net identifiable assets acquired	$16,119	$133,112	$67,702	$77,725	$81,478	$376,136
Purchase price allocation
Net identifiable assets acquired	16,119	133,112	67,702	77,725	81,478	376,136
Goodwill	8,885	105,018	31,561	11,324	55,193	211,981

Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117

2020 [Member]
Statements [Line Items]
Summary of significant business combinations

( b )	Business Combinations - 2020
The table below summarizes significant business combinations completed during the year ended December 31, 2020:

($ in thousands)	Origin House (ii)
Total consideration
Common shares issued	$396,575
Replacement awards	31,671

Total consideration	$428,246

Net identifiable assets (liabilities) acquired
Cash	$32,984
Accounts receivable	7,565
Inventory	16,660
Other current assets	2,197
Property and equipment	18,079
Right-of-use assets	17,984
Loans receivable, long-term	331
Equity method investment	4,302
Investments	139
Customer relationships	63,600
Trade names	39,700
Licenses	5,900
Market related intangibles	2,374
Internally developed software	380

Total identifiable assets acquired	$212,195

Short-term liabilities	$(25,758)
Lease liabilities	(18,002)
Deferred and contingent consideration	(3,807)
Notes payable	(22,045)
Deferred tax liabilities	(29,622)

Net identifiable assets acquired	$112,961

Purchase price allocation
Net identifiable assets acquired	$112,961
Goodwill	315,285

Total consideration	$428,246